Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	5

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-A Reference Pool Balance	$1,262,497,868.06	$1,133,349,399.20	$1,105,186,325.66	0.8753966
Total Note Balance	1,051,029,000.00	921,880,531.14	893,717,457.60	0.8503262

Total Overcollateralization	$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance	1,088,903,936.04	959,755,467.18	931,592,393.64	0.8555322
2011-A Exchange Note Overcollateralization	$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization			Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance			122.94%	123.66%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance			118.09%	118.63%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$116,851,531.14	$88,688,457.60	0.3605222
Class A-2 Notes	0.74000%	390,000,000.00	390,000,000.00	390,000,000.00	1.0000000
Class A-3 Notes	1.03000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-4 Notes	1.34000%	65,841,000.00	65,841,000.00	65,841,000.00	1.0000000
Class B Notes	1.92000%	44,188,000.00	44,188,000.00	44,188,000.00	1.0000000

Total		$1,051,029,000.00	$921,880,531.14	$893,717,457.60	0.8503262

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$28,163,073.54	$114.48	$24,531.32	$0.10	$28,187,604.86	$114.58
Class A-2 Notes	0.00	0.00	240,500.00	0.62	240,500.00	0.62
Class A-3 Notes	0.00	0.00	261,791.67	0.86	261,791.67	0.86
Class A-4 Notes	0.00	0.00	73,522.45	1.12	73,522.45	1.12
Class B Notes	0.00	0.00	70,700.80	1.60	70,700.80	1.60

Total	$28,163,073.54	$114.48	$671,046.24	$0.64	$28,834,119.78	$27.43

II. POOL INFORMATION

2011-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,278,870,764.70	$1,133,349,399.20	$759,776,779.96
Change	(32,735,680.73)	(28,163,073.54)	(9,177,626.02)

End of Period	$1,246,135,083.97	$1,105,186,325.66	$750,599,153.94
Residual Portion of Securitization Value as % of Securitization Value at end of period			67.92%

		Terminations in Prior		Terminations in
	At Cutoff Date	Periods	Beginning of Period	Current Period	End of Period
Number of Leases	54,427	4,619	49,808	858	48,950

			Beginning of Period		End of Period
Weighted Average Remaining Term to Maturity In Months				20.9	20.1

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	5

Delinquent Leases	Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent	330	$7,217,390.79	0.65%
61 - 90 Days Delinquent	19	437,323.37	0.04%
91 - 120 Days Delinquent	2	43,474.46	0.00%
Over 120 Days Delinquent	2	42,533.60	0.00%

Total Delinquent Leases	353	$7,740,722.22	0.70%

	Current Period	Cumulative
Prepayment Speed	0.66%	0.48%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$19,170,994.18
plus: Payoffs	7,798,489.31
plus: Other (including extension fees, excess charges, etc.)	189,502.44
minus: Payaheads	(689,101.78)
plus: Payahead Draws	714,498.70
plus: Advances	989,208.78
minus: Advance Reimbursement Amounts	(790,635.41)
plus: Administrative Removal Amounts	818,294.46
plus: Net Auction Proceeds	7,147,599.97
plus: Recoveries	170,226.84

Total Collections	$35,519,077.49

Reserve Account Balance Beginning of Period	31,562,446.70

Total Collections Plus Reserve	$67,081,524.19

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$944,457.83	$944,457.83	$66,137,066.36	$0.00
2011-A Exchange Note Interest Payment	1,492,153.15	1,492,153.15	64,644,913.21	0.00
2011-A Exchange Note Principal Payment	28,163,073.54	28,163,073.54	36,481,839.67	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	36,481,839.67	0.00
Reserve Account Deposit	31,562,446.70	31,562,446.70	4,919,392.97	0.00
Shared Amounts	0.00	0.00	4,919,392.97	0.00
Remaining Funds Released to Borrowers	4,919,392.97	4,919,392.97	0.00	0.00

Total	$67,081,524.19	$67,081,524.19	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	5

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment	$1,492,153.15
2011-A Exchange Note Principal Payment	28,163,073.54
Shortfall Payment (to cover Notes)	0.00

Total	$29,655,226.69

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$29,655,226.69	$0.00
Administration Fee	7,682.34	7,682.34	29,647,544.35	0.00
Class A-1 Interest	24,531.32	24,531.32	29,623,013.03	0.00
Class A-2 Interest	240,500.00	240,500.00	29,382,513.03	0.00
Class A-3 Interest	261,791.67	261,791.67	29,120,721.36	0.00
Class A-4 Interest	73,522.45	73,522.45	29,047,198.91	0.00

Total Class A Interest	600,345.44	600,345.44		0.00
First Priority Principal Payment	0.00	0.00	29,047,198.91
Class B Interest	70,700.80	70,700.80	28,976,498.11	0.00
Second Priority Principal Payment	0.00	0.00	28,976,498.11
Regular Principal Payment	28,163,073.54	28,163,073.54	813,424.57	0.00
Reserve Account Deposit	0.00	0.00	813,424.57	0.00
Additional Trustee Fees and Expenses	0.00	0.00	813,424.57	0.00
Remaining Funds to Holder of Residual Interest	813,424.57	813,424.57	0.00	0.00

Total	$29,655,226.69	$29,655,226.69	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,709,879.64
plus: Additional Advances	989,208.78
minus: Advance Reimbursement Amounts	(790,635.41)

End of Period Advance Balance	$2,908,453.01

Payaheads
Beginning of Period Payahead Balance	$2,004,507.58
plus: Additional Payaheads	689,101.78
minus: Payahead Draws	(714,498.70)

End of Period Payahead Balance	$1,979,110.66

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$31,562,446.70
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$31,562,446.70
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$31,562,446.70

Memo: Required Reserve Amount	$31,562,446.70
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	5

VII. LEASE TERMINATIONS

		Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	262	1,354	$5,331,747.02	$26,933,033.17
Standard Terminations	122	1,579	1,768,579.17	21,162,040.28

Total Retained	384	2,933	$7,100,326.19	$48,095,073.45

Returned Vehicles
Early Terminations	77	269	$1,320,870.70	$4,538,404.42
Standard Terminations	331	1,903	4,697,324.58	26,476,719.26

Total Returned	408	2,172	$6,018,195.28	$31,015,123.68

Charged Off Leases / Repossessed Vehicles	15	46	$351,138.43	$1,023,653.02
Removals by Servicer and Other	51	326	820,115.86	4,964,256.47

Total Terminations	858	5,477	$14,289,775.76	$85,098,106.62

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	407	4013	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			47.55%	39.66%
Early Termination Rate (Early Terminations / Total Terminations)			39.51%	29.63%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

		Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$7,880,323.51
plus: Payahead draws			73,706.84
minus: Unreimbursed Advances			(28,423.83)
minus: Securitization Value of Retained Vehicles			(7,100,326.19)

Total	384	2,933	$825,280.33	$5,799,191.62
Gain (Loss) Per Retained Vehicle			$2,149.17	$1,977.22

Gain (Loss) on Returned Vehicles
Customer Payments			$242,235.35
plus: Net Auction Proceeds			$6,812,038.29
plus: Payahead Draws			39,418.33
minus: Unreimbursed Advances			(27,655.36)
minus: Securitization Value of Returned Vehicles			(6,018,195.28)

Total	408	2,172	$1,047,841.33	$7,777,325.53
Gain (Loss) Per Returned Vehicle			$2,568.24	$3,580.72

Credit Gain (Loss) Charged Off / Repossessed Vehicles	15	46	$(20,213.95)	$(51,420.49)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(1,347.60)	$(1,117.84)

Gain (Loss) on Removals by Servicer and Other	51	326

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$129,625.39	$269,219.24

Total Gain (Loss)	858	5,477	$1,982,533.10	$13,794,315.90

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$6,812,038.29
plus: Excess Wear and Use and Excess Mileage Assessed			177,250.06
minus: Residual Portion of Securitization Value			(5,816,717.95)

Total	408	2,172	$1,172,570.40	$8,372,716.45
Residual Gain (Loss) Per Returned Vehicle			$2,873.95	$3,854.84

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	October, 2011
Payment Date	November 15, 2011
Transaction Month	5

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS

Daniel J Gardetto,
Assistant Treasurer